May 3, 2010


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Subj: UNITED OF OMAHA LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Registration Statement on Form N-6
         File Nos.: 333-35587 and 811-08011


Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for United of Omaha Life Insurance Company Separate Account B, does not differ from that contained in Post-Effective Amendment No. 18 under the Securities Act of 1933 and Post-Effective Amendment No. 15 under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 29, 2010.

If you have any questions concerning this filing, please contact Amy Lee, Vice President and Associate General Counsel of Security Benefit Life Insurance Company ("Security Benefit") at (785) 438-3226. Security Benefit administers the variable life contracts on behalf of United of Omaha Life Insurance Company.

Very truly yours,


/s/ Michael E. Huss

Michael E. Huss
Senior Vice President, Deputy General Counsel and
  Corporate Secretary
United of Omaha Life Insurance Company